SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Record Street Brewing Co [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
Restaurant Supplies [Member]
Estimated useful lives	5 years
Brewing Supplies [Member]
Estimated useful lives	5 years
Leasehold Improvements [Member]
Estimated useful lives	5 years
Accounts Payable [Member]
Bank overdraft	$ (159)